Share Capital - Preferred Shares (Details) - shares	Dec. 31, 2020	Mar. 01, 2020
Disclosure of classes of share capital [line items]
Series 5 Preferred Shares Tendered For Conversion		40,800
Preference shares [member]
Disclosure of classes of share capital [line items]
Equity, shares	36,000,000